Expense Example, No Redemption {- Fidelity Freedom Blend 2020 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2020 Fund	Aug. 03, 2022 USD ($)
Fidelity Advisor Freedom Blend 2020 Fund- Class A
Expense Example, No Redemption:
1 Year	$ 641
3 Years	783
5 Years	937
10 Years	1,384
Fidelity Advisor Freedom Blend 2020 Fund- Class M
Expense Example, No Redemption:
1 Year	443
3 Years	639
5 Years	852
10 Years	1,464
Fidelity Advisor Freedom Blend 2020 Fund- Class C
Expense Example, No Redemption:
1 Year	147
3 Years	456
5 Years	787
10 Years	1,520
Fidelity Advisor Freedom Blend 2020 Fund- Class I Advisor
Expense Example, No Redemption:
1 Year	45
3 Years	141
5 Years	246
10 Years	555
Fidelity Advisor Freedom Blend 2020 Fund- Class Z
Expense Example, No Redemption:
1 Year	35
3 Years	109
5 Years	191
10 Years	$ 431